Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information

(28)    Segment Information

Reportable segments are determined based upon the Company’s internal organizational structure; the manner in which the Company’s operations are managed; the criteria used by the Company’s Chief Executive Officer, who is also the Company’s Chief Operating Decision Maker (“CODM”), to evaluate segment performance; the availability of separate financial information utilized on a regular basis by the CODM to assess financial performance and to allocate resources; and overall materiality considerations. All significant operating decisions are based on analysis of the Company as a single global business. The Company has determined it has three operating segments, Business Travel, Meetings and Events, and Egencia that have been aggregated and presented as one reportable segment due to their similar economic characteristics, nature of services provided, type of customers, methods used to provide services and regulatory environment.

The financial measures which the Company’s CODM uses to evaluate the performance of the Company are net revenue and Adjusted EBITDA, which is defined as net income (loss) before interest income, interest expense, benefit from (provision for) income taxes, and depreciation and amortization and further excluding costs that management believes are non-core to the underlying business of the Company including restructuring costs, integration costs, costs related to mergers and acquisitions, non-cash equity-based compensation, certain corporate costs, foreign currency gains (losses), non-service components of net periodic pension benefit (cost) and gains (losses) on disposal of business. The CODM also regularly reviews revenue by transaction type – Travel Revenue and Products and Professional Services Revenue (see note 3 – Revenue from Contracts with Customers).

The Company maintains operations in the United States, United Kingdom and other international territories. The table below presents the Company’s revenue and long-lived assets, comprising property and equipment, net, and operating lease ROU assets, by geographic location:

(in $ millions)	United States	United Kingdom	All other countries	Total
Revenue
Year ended December 31, 2022	$672	$687	$492	$1,851
Year ended December 31, 2021	$226	$276	$261	$763
Year ended December 31, 2020	$191	$314	$288	$793
Long-lived assets
As of December 31, 2022	$123	$68	$85	$276
As of December 31, 2021	$100	$76	$99	$275
As of December 31, 2020	$38	$93	$118	$249

The geographical determination of revenue is based on the jurisdiction of the legal entity contracting with the customer. No single customer accounted for 10 percent or more of the Company’s revenue for the years ended December 31, 2022, 2021 and 2020. Similarly, no single customer accounted for 10 percent or more of the accounts receivable balance as of December 31, 2022 and 2021.